Investments - Contractual Maturities of Marketable Investments (Details) - USD ($) $ in Millions	Jun. 28, 2020	Jun. 30, 2019
Debt Securities, Available-for-sale [Line Items]
Within One Year	$ 368.1
After One, Within Five Years	420.3
After Five, Within Ten Years	0.0
After Ten Years	2.5
Total	790.9	$ 541.5
Municipal bonds
Debt Securities, Available-for-sale [Line Items]
Within One Year	29.4
After One, Within Five Years	102.6
After Five, Within Ten Years	0.0
After Ten Years	0.0
Total	132.0	78.5
Corporate bonds
Debt Securities, Available-for-sale [Line Items]
Within One Year	191.0
After One, Within Five Years	289.1
After Five, Within Ten Years	0.0
After Ten Years	0.0
Total	480.1	257.0
U.S. agency securities
Debt Securities, Available-for-sale [Line Items]
Within One Year	17.3
After One, Within Five Years	11.8
After Five, Within Ten Years	0.0
After Ten Years	0.0
Total	29.1	25.6
U.S. treasury securities
Debt Securities, Available-for-sale [Line Items]
Within One Year	36.1
After One, Within Five Years	16.8
After Five, Within Ten Years	0.0
After Ten Years	0.0
Total	52.9	92.5
Certificates of deposit
Debt Securities, Available-for-sale [Line Items]
Within One Year	83.3
After One, Within Five Years	0.0
After Five, Within Ten Years	0.0
After Ten Years	0.0
Total	83.3	63.2
Commercial paper
Debt Securities, Available-for-sale [Line Items]
Within One Year	11.0
After One, Within Five Years	0.0
After Five, Within Ten Years	0.0
After Ten Years	0.0
Total	11.0	7.8
Variable rate demand note
Debt Securities, Available-for-sale [Line Items]
Within One Year	0.0
After One, Within Five Years	0.0
After Five, Within Ten Years	0.0
After Ten Years	2.5
Total	$ 2.5	$ 16.9